LEASE RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
LEASE RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
LEASE RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

6. LEASE RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

Finance leases

The Company leases a vehicle which meets the classification of a finance lease under ASC 842. The monthly payments are $1,778 and the term is 60 months. The lease commenced on August 26, 2021.

Finance right of use assets are summarized below:

	November 30, 2022	August 31, 2022
Finance Lease	$94,237	$94,237
Less accumulated depreciation	(22,176)	(18,018)
Finance lease, net	$72,061	$76,219

Depreciation expense was $4,158 for the three months ended November 30, 2022 and 2021.

Finance lease liabilities are summarized below:

	November 30, 2022	August 31, 2022
Finance lease liability	$70,728	$75,651
Less: current portion	(13,564)	(18,487)
Long term portion	$57,164	$57,164

Maturity of lease liabilities are as follows:

November 30, 2022
Year ending August 31, 2023	$16,417
Year ending August 31, 2024	21,340
Year ending August 31, 2025	21,340
Year ending August 31, 2026	19,562
Total future minimum lease payments	78,659
Less imputed interest	(7,931)
PV of payments	$70,728

8. LEASE RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

Finance leases

The Company leases a vehicle which meets the classification of a finance lease under ASC 842. The monthly payments are $1,778 and the term is 60 months. The lease commenced on August 26, 2021.

Finance right of use assets are summarized below:

	August 31, 2022	August 31, 2021
Finance Lease	$94,237	$94,237
Less accumulated depreciation	(18,018)	(1,386)
Finance lease, net	$76,219	$92,851

Depreciation expense was $16,632 and $1,386 for the years ended August 31, 2022 and 2021, respectively.

Finance lease liabilities are summarized below:

	August 31, 2022	August 31, 2021
Finance lease liability	$75,651	$92,851
Less: current portion	(18,487)	(17,086)
Long term portion	$57,164	$75,765

Maturity of lease liabilities are as follows:

August 31, 2022
Year ending August 31, 2023	$21,340
Year ending August 31, 2024	21,340
Year ending August 31, 2025	21,340
Year ending August 31, 2026	19,562
Total future minimum lease payments	83,582
Less imputed interest	(7,931)
PV of payments	$75,651